Investments - Summary of Investments in Associates and Joint Ventures (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Beginning balance	$ 2,759
Investments	38
Decrease through classified as held for sale, investment property	(12)
Restructuring, capital decrease and others	2,980
Results in equity- accounted investments	153	$ 523	$ 673
CTA	(132)
OCI	69
Dividends	(356)
Ending balance	5,499	2,759
Other joint ventures [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Beginning balance	162
Investments	31
Decrease through classified as held for sale, investment property	(6)
Restructuring, capital decrease and others	(21)
Results in equity- accounted investments	25
CTA	(10)
Dividends	(25)
Ending balance	156	162
Joint ventures [member] | Petrobras Oil & Gas B.V.-PO&G [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Beginning balance	1,170
Investments	31
Decrease through classified as held for sale, investment property	(6)
Restructuring, capital decrease and others	28
Results in equity- accounted investments	205
CTA	(21)
Dividends	(215)
Ending balance	1,192	1,170
Joint ventures [member] | MP Gulf of Mexico, LLC [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Beginning balance	622
Results in equity- accounted investments	83
Dividends	(128)
Ending balance	577	622
Joint ventures [member] | State-controlled natural gas distributors [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Beginning balance	308
Restructuring, capital decrease and others	49
Results in equity- accounted investments	87
CTA	(12)
Dividends	(52)
Ending balance	380	308
Joint ventures [member] | Compania Mega SA [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Beginning balance	78
Results in equity- accounted investments	10
CTA	1
Dividends	(10)
Ending balance	79	78
Associates [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Ending balance	3,780
Associates [member] | Nova Fronteira Bionergia [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Beginning balance	263
Restructuring, capital decrease and others	(16)
Results in equity- accounted investments	56
CTA	(9)
Dividends	(55)
Ending balance	239	263
Associates [member] | Transpotadora Associada de Gas S A [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Restructuring, capital decrease and others	306
Results in equity- accounted investments	11
CTA	(15)
OCI	10
Dividends	(29)
Ending balance	283
Associates [member] | Other Associates [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Beginning balance	1,310
Investments	7
Decrease through classified as held for sale, investment property	(6)
Restructuring, capital decrease and others	2,672
Results in equity- accounted investments	(119)
CTA	(86)
OCI	59
Dividends	(57)
Ending balance		1,310
Associates [member] | Other investees [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Beginning balance	16
Restructuring, capital decrease and others	(10)
CTA	(1)
Ending balance	$ 5	$ 16